Fair Value Quantitative And Qualitative Disclosures (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Summary of Fair Value Measurement of Asset and Liability
The following tables show the hierarchy in the Bank’s financial asset and liability at fair value measurement, as of December 31, 2022 and 2021:
Categories of financial assets and liabilities as of December 31, 2022

Item	Amortized cost	Fair value through OCI	Fair value through P/L	Fair value hierarchy
				Level 1	Level 2	Level 3
Financial assets
Cash and deposits in Banks
Cash	27,612,616
Financial institutions	222,464,359
Other	12,118
Debt Securities at fair value through profit or loss			211,054,112	206,559,906	3,462,342	1,031,864
Derivative financial instruments			42,899	19,193	23,706
Repo transactions
BCRA	61,929,317
Other financial assets	53,436,257		4,508,266	4,458,851		49,415
Loans and other financing
To the non-financial government sector	2,206,770
Other financial institutions	927,272
To the non-financial private sector and foreign residents
Overdraft	49,250,055
Documents	81,773,760
Mortgage loans	61,905,907
Pledge loans	9,581,277
Personal loans	142,529,651
Credit cards	190,779,144
Leases	1,386,801
Other (1)	58,260,228
Other debt securities	599,259,838	137,911,993		137,911,993
Financial assets delivered as guarantee	30,620,278
Equity instruments at fair value through profit or loss			839,458	154,475		684,983

Total financial assets	1,593,935,648	137,911,993	216,444,735	349,104,418	3,486,048	1,766,262

(1)	Includes the total allowances to the non-financial private sector and foreign residents.

Item	Amortized cost	Fair value through OCI	Fair value through P/L	Fair value hierarchy
				Level 1	Level 2	Level 3
Financial liabilities
Deposits
From the non-financial government sector	109,952,253
From the financial sector	1,653,447
From the non-financial private sector and foreign residents
Checking accounts	159,123,762
Savings accounts	419,740,050
Time deposits and investment accounts	569,021,981
Other	35,903,576
Liabilities at fair value through profit or loss			526,027	526,027
Derivative financial instruments			2,371	2,371
Other financial liabilities	135,091,316
Financing received from BCRA and other financial entities	2,449,342
Issued corporate bonds	2,715,556
Subordinated corporate bonds	72,129,837

Total financial liabilities	1,507,781,120		528,398	528,398

Categories of financial assets and liabilities as of December 31, 2021

Item	Amortized cost	Fair value through OCI	Fair value through P/L	Fair value hierarchy
				Level 1	Level 2	Level 3
Financial assets
Cash and deposits in Banks
Cash	51,862,712
Financial institutions	283,816,883
Other	12,519
Debt Securities at fair value through profit or loss			63,125,824	60,387,495	562,970	2,175,359
Derivative financial instruments			2,524	771	1,753
Repo transactions
BCRA	61,176,357
Other financial assets	64,463,931		4,033,290	3,972,863		60,427
Loans and other financing
To the non-financial government sector	4,628,089
Other financial institutions	2,941,876
To the non-financial private sector and foreign residents
Overdraft	47,516,346
Documents	82,408,943
Mortgage loans	81,213,071
Pledge loans	14,727,607
Personal loans	190,678,438
Credit cards	184,981,594
Leases	931,091
Other (1)	76,301,154

Item (contd.)	Amortized cost	Fair value through OCI	Fair value through P/L	Fair value hierarchy
				Level 1	Level 2	Level 3
Financial assets (contd.)
Other debt securities	46,832,279	510,230,657		283,454,369	226,776,288
Financial assets delivered as guarantee	34,993,147
Equity instruments at fair value through profit or loss			7,365,144	131,468		7,233,676

Total financial assets	1,229,486,037	510,230,657	74,526,782	347,946,966	227,341,011	9,469,462

Financial liabilities
Deposits
From the non-financial government sector	109,868,280
From the financial sector	1,872,336
From the non-financial private sector and foreign residents
Checking accounts	196,484,984
Savings accounts	360,846,573
Time deposits and investment accounts	447,350,444
Other	30,618,411
Liabilities at fair value through profit or loss			3,170,711	3,170,711
Derivative financial instruments			4,933		4,933
Other financial liabilities	131,278,389
Financing received from BCRA and other financial entities	852,660
Issued corporate bonds	5,825,893
Subordinated corporate bonds	81,762,819

Total financial liabilities	1,366,760,789		3,175,644	3,170,711	4,933

(1)	Includes the total allowances to the non-financial private sector and foreign residents.

Summary of Financial Assets and Liabilities Recognized at Fair Value using the Valuation Technique
Below is the reconciliation between the amounts at the beginning and at the end of the fiscal year of the financial assets and liabilities recognized at fair value categorized as level 3:

	As of December 31, 2022
Reconciliation	Debt instruments	Other financial assets	Equity instruments at fair value through profit or loss
Amount at the beginning	2,175,359	60,427	7,233,676
Transfers to Level 3
Transfers from Level 3
Profit and loss (1)	731,241	5,064	(5,689,970)
Recognition and derecognition	(801,964)	21,061	497,804
Monetary effects	(1,072,772)	(37,137)	(1,356,527)

Amount at the end of the fiscal year	1,031,864	49,415	684,983

	As of December 31, 2021
Reconciliation	Debt instruments	Other financial assets	Equity instruments at fair value through profit or loss	Derivative financial instruments
Amount at the beginning	1,112,717	76,973	15,314,079	2,888,037
Transfers to Level 3
Transfers from Level 3
Profit and loss (1)	686,775	3,562	(2,837,282)	(2,037,074)
Recognition and derecognition	978,699	10,002	(43,437)
Monetary effects	(602,832)	(30,110)	(5,199,684)	(850,963)

Amount at the end of the fiscal year	2,175,359	60,427	7,233,676

(1)	Profit and loss are recorded in “Net gain from measurement of financial instruments at fair value through profit or loss”.

Summary of Valuation Techniques and Significant Unobservable Inputs Used in the Valuation
The following table provides quantitative information about the valuation techniques and significant unobservable inputs used in the valuation of the main of debt securities of financial trusts for which the Bank uses an internal model.

	Fair value of			Range of inputs
	Level 3 Assets	Valuation	Significant unobservable	12/31/2022
Composition	12/31/2022	technique	inputs	Range of inputs
				Low	High	Unit
Provisional Debt Securities of Financial Trusts	593,120	Income approach (discounted cash flow)	Discount rate in pesos	69.99	83.83		%
Corporate bonds	434,678	Income approach (discounted cash flow)	Discount rate in pesos	76.98	86.47		%

	Fair value of			Range of inputs
	Level 3 Assets	Valuation	Significant unobservable	12/31/2021
Composition	12/31/2021	technique	inputs	Range of inputs
				Low	High	Unit
Provisional Debt Securities of Financial Trusts	626,600	Income approach (discounted cash flow)	Discount rate in pesos	43.32	46.14		%
Corporate bonds	1,543,003	Income approach (discounted cash flow)	Discount rate in pesos	26.19	40.99		%

Summary of Effect of Changing the Significant Unobservable Inputs
The table below describes the effect of changing the significant unobservable inputs to reasonably possible alternatives. Sensitivity data were calculated using a number of techniques including analyzing price dispersion of different price sources, adjusting model inputs to analyze changes within the fair value methodology.

	12/31/2022		12/31/2021
	Favorable changes	Unfavorable changes	Favorable changes	Unfavorable changes
Provisional Debt Securities of Financial Trusts	1,223	(1,176)	300	(295)
Corporate bonds	2,622	(2,537)	29,777	(27,449)

Summary of Comparison between Fair Value and the Carrying Amount of Financial Instruments
The following table shows a comparison between the fair value and the carrying amount of financial instruments not measured at fair value as of December 31, 2022 and 2021:

	12/31/2022
Composition	Carrying amount	Level 1	Level 2	Level 3	Fair value
Financial assets
Cash and deposits in Banks	250,089,093	250,089,093			250,089,093
Repo transactions	61,929,317	61,929,317			61,929,317
Other financial assets	53,436,257	53,436,257			53,436,257
Loans and other financing	598,600,865			521,939,679	521,939,679
Other debt securities	599,259,838	511,722,746	82,669,663	96,304	594,488,713
Financial assets delivered as guarantee	30,620,278	30,620,278			30,620,278

Total	1,593,935,648	907,797,691	82,669,663	522,035,983	1,512,503,337

Financial liabilities
Deposits	1,295,395,069	649,076,325		645,261,404	1,294,337,729
Other financial liabilities	135,091,316	130,781,463	4,371,904		135,153,367
Financing received from the BCRA and other financial entities	2,449,342	2,382,151	51,963		2,434,114
Issued corporate bonds	2,715,556		2,638,551		2,638,551
Subordinated corporate bonds	72,129,837		58,815,433		58,815,433

Total	1,507,781,120	782,239,939	65,877,851	645,261,404	1,493,379,194

	12/31/2021
Composition	Carrying amount	Level 1	Level 2	Level 3	Fair value
Financial assets
Cash and deposits in Banks	335,692,114	335,692,114			335,692,114
Repo transactions	61,176,357	61,176,357			61,176,357
Other financial assets	64,463,931	64,416,765			64,416,765
Loans and other financing	686,328,209			637,724,702	637,724,702
Other debt securities	46,832,279	44,550,843	1,265,887	304,156	46,120,886
Financial assets delivered as guarantee	34,993,147	34,993,147			34,993,147

Total	1,229,486,037	540,829,226	1,265,887	638,028,858	1,180,123,971

Composition	12/31/2021
	Carrying amount	Level 1	Level 2	Level 3	Fair value
Financial liabilities
Deposits	1,147,041,028	650,045,751		496,348,778	1,146,394,529
Other financial liabilities	131,278,389	129,516,534	2,794,914		132,311,448
Financing received from the BCRA and other financial entities	852,660	771,790	74,752		846,542
Issued corporate bonds	5,825,893		5,128,186		5,128,186
Subordinated corporate bonds	81,762,819		67,123,964		67,123,964

Total	1,366,760,789	780,334,075	75,121,816	496,348,778	1,351,804,669